INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

		Intangible Assets
($ millions)	Goodwill	Purchase and Sale Contracts and Other	Customer Relationships	Purchase Option	Total	Total Goodwill & Intangible Assets
Cost
Balance at December 31, 2016	2,097	212	488	277	977	3,074
Acquisition (Note 6)	1,774	—	151	—	151	1,925
Additions and other	—	4	(1)	—	3	3
Balance at December 31, 2017	3,871	216	638	277	1,131	5,002
Additions and other	7	11	1	—	12	19
Transfers	—	—	—	(277)	(277)	(277)
Balance at December 31, 2018	3,878	227	639	—	866	4,744

Amortization
Balance at December 31, 2016	—	127	113	—	240	240
Amortization	—	18	30	—	48	48
Balance at December 31, 2017	—	145	143	—	288	288
Amortization	—	19	28	—	47	47
Balance at December 31, 2018	—	164	171	—	335	335

Carrying amounts
Balance at December 31, 2017	3,871	71	495	277	843	4,714
Balance at December 31, 2018	3,878	63	468	—	531	4,409

Disclosure of goodwill and intangible assets by segment
The aggregate carrying amount of intangible assets and goodwill allocated to each operating segment is as follows:

As at December 31 ($ millions)	2018			2017(1)
	Goodwill	Intangible Assets	Total	Goodwill	Intangible Assets	Total
Pipelines Division	1,897	278	2,175	1,891	290	2,181
Facilities Division	541	102	643	540	380	920
Marketing & New Ventures Division	1,440	131	1,571	1,440	153	1,593
Corporate	—	20	20	—	20	20
	3,878	531	4,409	3,871	843	4,714

(1)	The allocation of goodwill and intangible assets have been restated with comparative operating segments.

For the year ended December 31, 2018	Pipelines Division(1)	Facilities Division	Marketing & New Ventures Division(2)	Corporate & Inter-Division Eliminations	Total
($ millions)
Revenue from external customers	1,464	1,166	4,721	—	7,351
Inter-Division revenue	124	302	—	(426)	—
Total revenue(3)	1,588	1,468	4,721	(426)	7,351
Operating expenses	396	313	—	(158)	551
Cost of goods sold, including product purchases	—	462	4,335	(282)	4,515
Realized loss on commodity-related derivative financial instruments	—	—	51	—	51
Share of profit from equity accounted investees	279	30	102	—	411
Depreciation and amortization included in operations	216	149	26	—	391
Unrealized gain on commodity-related derivative financial instruments	—	—	(73)	—	(73)
Gross profit	1,255	574	484	14	2,327
Depreciation included in general and administrative	—	—	—	26	26
Other general and administrative	26	17	41	169	253
Other expense	—	5	12	10	27
Reportable segment results from operating activities	1,229	552	431	(191)	2,021
Net finance costs	9	6	16	248	279
Reportable segment earnings (loss) before tax	1,220	546	415	(439)	1,742
Capital expenditures	711	348	134	33	1,226
Contributions to equity accounted investees	—	58	—	—	58

(1)	Pipelines Division transportation revenue includes $25 million associated with U.S. pipeline sales.

(2)	Marketing & New Ventures Division includes revenue of $240 million associated with U.S. midstream sales.

(3)	During the period, one customer accounted for 10 percent of total revenues, with $792 million reported throughout all segments.

For the year ended December 31, 2017(1)	Pipelines Division(2)	Facilities Division	Marketing & New Ventures Division(3)	Corporate & Inter-Division Eliminations	Total
($ millions)
Revenue from external customers	1,067	800	3,533	—	5,400
Inter-Division revenue	69	169	—	(238)	—
Total revenue(4)	1,136	969	3,533	(238)	5,400
Operating expenses	330	227	—	(107)	450
Cost of goods sold, including product purchases	—	197	3,105	(140)	3,162
Realized loss on commodity-related derivative financial instruments	1	—	93	—	94
Share of profit from equity accounted investees	72	22	22	—	116
Depreciation and amortization included in operations	195	138	26	—	359
Unrealized gain on commodity-related derivative financial instruments	(1)	—	(22)	—	(23)
Gross profit	683	429	353	9	1,474
Depreciation included in general and administrative	—	—	—	23	23
Other general and administrative	20	23	19	151	213
Other (income) expense	(6)	11	1	22	28
Reportable segment results from operating activities	669	395	333	(187)	1,210
Net finance costs	10	12	7	156	185
Reportable segment earnings (loss) before tax	659	383	326	(343)	1,025
Capital expenditures	1,328	440	57	14	1,839
Contributions to equity accounted investees	—	1	6	—	7

(1)	Restated with comparative segments.

(2)	Pipelines Division transportation revenue includes $22 million associated with U.S. pipeline sales.

(3)	Marketing & New Ventures Division includes revenue of $215 million associated with U.S. midstream sales.

(4)	During the period, no one customer accounted for 10 percent or more of total revenue.

Disclosure of key assumptions used in goodwill impairment
The following summarizes the key assumptions used in the impairment test:

	Operating Segments
2018	Pipelines Division	Facilities Division	Marketing & New Ventures Division
(Percent)
Pre-tax discount rate	7.60	7.47	13.08
Adjusted inflation rate	1.22	1.61	1.80
Incremental increase in discount rate that would result in carrying value equal to recoverable amount
Increase in pre-tax discount rate	3.60	4.87	4.75